[LOGO] Merrill Lynch  Investment Managers

Semi-Annual Report

November 30, 2002

Merrill Lynch
Pan-European
Growth Fund

www.mlim.ml.com

                     MERRILL LYNCH PAN-EUROPEAN GROWTH FUND

Portfolio Information as of November 30, 2002

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
Vodafone Group PLC ...............................................       4.7%
Shell Transport & Trading Company ................................       4.6
GlaxoSmithKline PLC ..............................................       3.9
BP Amoco PLC .....................................................       3.9
Nokia Oyj ........................................................       3.8
TotalFinaElf SA ..................................................       3.3
Royal Bank of Scotland Group PLC .................................       3.0
Novartis AG (Registered Shares) ..................................       2.9
HSBC Holdings PLC ................................................       2.8
Nestle SA (Registered Shares) ....................................       2.8

                                                                      Percent of
Five Largest Industries*                                              Net Assets
Banks ............................................................      18.3%
Pharmaceuticals ..................................................      12.2
Oil & Gas ........................................................      11.8
Wireless Telecommunication Services ..............................       6.1
Food Products ....................................................       4.6

* For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

                                                                     Percent of
Geographic Allocation                                                Net Assets*
United Kingdom ...................................................      34.7%
France ...........................................................      18.5
Switzerland ......................................................      14.9
Italy ............................................................       7.1
Germany ..........................................................       6.9
Finland ..........................................................       3.8
Spain ............................................................       3.7
Sweden ...........................................................       3.1
Netherlands ......................................................       3.0
Ireland ..........................................................       1.5
Belgium ..........................................................       1.5
Denmark ..........................................................       1.2

*     Total may not equal 100%.

                       Merrill Lynch Pan-European Growth Fund, November 30, 2002

DEAR SHAREHOLDER

For the six-month period ended November 30, 2002, Merrill Lynch Pan-European Growth Fund's Class A, Class B, Class C and Class D Shares had total returns of -12.64%, -13.01%, -13.00% and -12.68%, respectively. The total return for the unmanaged benchmark Morgan Stanley Capital International Europe Index was -14.30% for the same period. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 4 and 5 of this report to shareholders.)

Investment Environment

European equity markets performed poorly during the six-month period ended November 30, 2002. Stocks were sold off heavily during the June to September period but regained some ground in October and November. Increasing investor optimism about further reductions in interest rates was insufficient to compensate for the mostly poor macroeconomic news.

Portfolio Matters

The Fund's outperformance of the benchmark is a result of overweighted positions in stable growth sectors and companies such as the health care sector, Nestle SA, the food manufacturer and Gucci Group, the luxury goods group. Stock selection further helped through positions in Essilor International SA, the lens manufacturer, and Givaudan, the fragrances and flavorings manufacturer, as both performed extremely well because of their solid fundamentals. However, performance was hindered by the overweighted position in Marschollek, Lautenschlaeger und Partner AG, the German financial services provider, which was negatively affected by allegations of accounting irregularities.

Our underweighted position in insurance and information technology hardware benefited performance, as these sectors performed poorly reflecting the lack of visibility on earnings and growth in the current economic environment. Moreover, strong stock selection in the banking sector has been particularly helpful, as holdings such as Bank of Ireland and Anglo Irish Bank Corporation PLC have made stellar gains in difficult markets.

We purchased positions in Adidas-Salomon AG, the sporting goods company that is expanding market share, showing strong earnings growth and remaining attractively valued. We also purchased Fortis, the financial group, which is one of the most conservative banks in Europe and is well capitalized. We took the opportunity to lock in gains from the position in Bank of Ireland as the stock was fully valued. We sold our holdings in Aventis SA, the pharmaceutical group, and in ISS A/S, the cleaning company. Both stocks performed well but are now showing signs that growth will slow.

Investment Outlook

There are few convincing signs of a cyclical upswing in economic activity in Europe at the moment, although business confidence indicators appear to be stabilizing. Uncertainty about U.S. military action in Iraq is also weighing on financial markets. Corporate profits are not yet on a convincing upward trajectory and some large institutional investors (such as insurance companies with regulatory constraints) are likely to remain net sellers of equities. However, inflation is low in Europe and investor optimism about further cuts in official interest rates has increased on both sides of the Atlantic. Against this uncertain backdrop, our investment focus remains on companies we believe are well-managed, with proven business models and robust finances.

In Conclusion

We thank you for your investment in Merrill Lynch Pan-European Growth Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director/Trustee


/s/ Olivier Rudigoz

Olivier Rudigoz
Vice President and Portfolio Manager

January 13, 2003

OFFICERS AND DIRECTORS/TRUSTEES

Terry K. Glenn, President and Director/Trustee
David O. Beim, Director/Trustee
James T. Flynn, Director/Trustee
Todd Goodwin, Director/Trustee
George W. Holbrook, Jr., Director/Trustee
W. Carl Kester, Director/Trustee
Karen P. Robards, Director/Trustee
Olivier Rudigoz, Vice President and Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Susan B. Baker, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863


                                     2 & 3

                       Merrill Lynch Pan-European Growth Fund, November 30, 2002

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately eight years.

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                                    6-Month        12-Month     Since Inception
As of November 30, 2002                          Total Return    Total Return    Total Return
===============================================================================================
ML Pan-European Growth Fund Class A Shares*         -12.64%         -11.78%         -25.87%
-----------------------------------------------------------------------------------------------
ML Pan-European Growth Fund Class B Shares*         -13.01          -12.69          -28.89
-----------------------------------------------------------------------------------------------
ML Pan-European Growth Fund Class C Shares*         -13.00          -12.56          -28.87
-----------------------------------------------------------------------------------------------
ML Pan-European Growth Fund Class D Shares*         -12.68          -11.93          -26.60
-----------------------------------------------------------------------------------------------
MSCI Europe Index**                                 -14.30          -13.14          -20.83
-----------------------------------------------------------------------------------------------

 * Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 10/30/98.
** This unmanaged market-capitalization Index is comprised of a representative sampling of large-, medium- and small-capitalization companies in developed European countries.

Average Annual Total Return

                                               % Return Without  % Return With
                                                 Sales Charge     Sales Charge**
==============================================================================
Class A Shares*
==============================================================================
One Year Ended 11/30/02                             -11.78%          -16.41%
------------------------------------------------------------------------------
Inception (10/30/98) through 11/30/02               - 7.06           - 8.28
------------------------------------------------------------------------------
 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                   % Return          % Return
                                                 Without CDSC       With CDSC**
=============================================================================
Class B Shares*
=============================================================================
One Year Ended 11/30/02                             -12.69%          -16.18%
-----------------------------------------------------------------------------
Inception (10/30/98) through 11/30/02               - 8.01           - 8.46
-----------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**    Assuming payment of applicable contingent deferred sales charge.

=============================================================================
                                                   % Return          % Return
                                                 Without CDSC       With CDSC**
=============================================================================
Class C Shares*
=============================================================================
One Year Ended 11/30/02                             -12.56%          -13.44%
-----------------------------------------------------------------------------
Inception (10/30/98) through 11/30/02               - 8.00           - 8.00
-----------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.

==============================================================================
                                               % Return Without  % Return With
                                                 Sales Charge     Sales Charge**
==============================================================================
Class D Shares*
==============================================================================
One Year Ended 11/30/02                             -11.93%          -16.55%
------------------------------------------------------------------------------
Inception (10/30/98) through 11/30/02               - 7.29           - 8.51
------------------------------------------------------------------------------
 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.


                                     4 & 5

                       Merrill Lynch Pan-European Growth Fund, November 30, 2002

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
PAN-EUROPEAN
GROWTH FUND     As of November 30, 2002
==================================================================================================================================
Assets:         Investment in Mercury Master Pan-European Growth Portfolio, at value
                (identified cost--$124,911,941) ................................................                     $ 125,334,270
                Prepaid registration fees ......................................................                           130,219
                                                                                                                     -------------
                Total assets ...................................................................                       125,464,489
                                                                                                                     -------------
==================================================================================================================================
Liabilities:    Payables:
                  Distributor ..................................................................    $      84,052
                  Administrator ................................................................           23,867          107,919
                                                                                                    -------------
                Accrued expenses ...............................................................                            56,482
                                                                                                                     -------------
                Total liabilities ..............................................................                           164,401
                                                                                                                     =============
==================================================================================================================================
Net Assets:     Net assets .....................................................................                     $ 125,300,088
                                                                                                                     =============
==================================================================================================================================
Net Assets      Class A Shares of Common Stock, $.0001 par value, 100,000,000 shares
Consist of:     authorized .....................................................................                     $         141
                Class B Shares of Common Stock, $.0001 par value, 100,000,000 shares
                authorized .....................................................................                             1,089
                Class C Shares of Common Stock, $.0001 par value, 100,000,000 shares
                authorized .....................................................................                               383
                Class D Shares of Common Stock, $.0001 par value, 100,000,000 shares
                authorized .....................................................................                               164
                Paid-in capital in excess of par ...............................................                       198,974,880
                Accumulated investment loss--net ...............................................    $    (656,669)
                Accumulated realized capital losses on investments and foreign currency
                transactions from the Portfolio--net ...........................................      (73,442,229)
                Unrealized appreciation on investments and foreign currency transactions
                from the Portfolio--net ........................................................          422,329
                                                                                                    -------------
                Accumulated losses--net ........................................................                       (73,676,569)
                                                                                                                     -------------
                Net assets .....................................................................                     $ 125,300,088
                                                                                                                     =============
==================================================================================================================================
Net Asset       Class A--Based on net assets of $10,169,388 and 1,414,376 shares outstanding ...                     $        7.19
Value:                                                                                                               =============
                Class B--Based on net assets of $76,461,509 and 10,893,539 shares outstanding ..                     $        7.02
                                                                                                                     =============
                Class C--Based on net assets of $26,938,883 and 3,834,408 shares outstanding ...                     $        7.03
                                                                                                                     =============
                Class D--Based on net assets of $11,730,308 and 1,638,379 shares outstanding ...                     $        7.16
                                                                                                                     =============
==================================================================================================================================

      See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MERRILL LYNCH
PAN-EUROPEAN
GROWTH FUND         For the Six Months Ended November 30, 2002
===============================================================================================================================
Investment Income   Net investment income allocated from the Portfolio:
From the              Dividends (net of $134,098 foreign withholding tax) ....................                     $  1,178,444
Portfolio--Net:       Securities lending--net ................................................                           16,794
                      Interest ...............................................................                              881
                      Expenses ...............................................................                         (677,515)
                                                                                                                   ------------
                    Net investment income from the Portfolio .................................                          518,604
                                                                                                                   ------------
===============================================================================================================================
Expenses:           Account maintenance and distribution fees--Class B .......................    $    423,347
                    Administration fees ......................................................         172,545
                    Account maintenance and distribution fees--Class C .......................         148,343
                    Transfer agent fees--Class B .............................................         111,575
                    Transfer agent fees--Class C .............................................          40,605
                    Professional fees ........................................................          30,821
                    Printing and shareholder reports .........................................          30,702
                    Registration fees ........................................................          30,654
                    Account maintenance fees--Class D ........................................          16,152
                    Transfer agent fees--Class D .............................................          14,704
                    Transfer agent fees--Class A .............................................          12,274
                    Other ....................................................................           4,546
                                                                                                  ------------
                    Total expenses ...........................................................                        1,036,268
                                                                                                                   ------------
                    Investment loss--net .....................................................                         (517,664)
                                                                                                                   ------------
===============================================================================================================================
Realized &          Realized gain (loss) from the Portfolio on:
Unrealized Gain       Investments--net .......................................................     (12,036,507)
(Loss) from the       Foreign currency transactions--net .....................................          25,719      (12,010,788)
Portfolio--Net:                                                                                   ------------
                    Change in unrealized appreciation/depreciation on investments and
                    foreign currency transactions from the Portfolio--net ....................                      (11,150,561)
                                                                                                                   ------------
                    Total realized and unrealized loss on investments and foreign currency
                    transactions--net ........................................................                      (23,161,349)
                                                                                                                   ------------
                    Net Decrease in Net Assets Resulting from Operations .....................                     $(23,679,013)
                                                                                                                   ============
===============================================================================================================================

      See Notes to Financial Statements.


                                     6 & 7

                       Merrill Lynch Pan-European Growth Fund, November 30, 2002

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               For the Six            For the
MERRILL LYNCH                                                                                  Months Ended          Year Ended
PAN-EUROPEAN                                                                                   November 30,            May 31,
GROWTH FUND      Decrease in Net Assets:                                                           2002                 2002
================================================================================================================================
Operations:      Investment loss--net .................................................       $    (517,664)          (1,246,660)
                 Realized loss on investments and foreign currency transactions from
                 the Portfolio--net ...................................................         (12,010,788)         (46,890,293)
                 Change in unrealized appreciation/depreciation on investments and
                 foreign currency transactions from the Portfolio--net ................         (11,150,561)          12,039,508
                                                                                              -------------        -------------
                 Net decrease in net assets resulting from operations .................         (23,679,013)         (36,097,445)
                                                                                              -------------        -------------
================================================================================================================================
Capital Share    Net decrease in net assets derived from capital share transactions ...         (29,297,313)        (106,592,115)
Transactions:                                                                                 -------------        -------------
================================================================================================================================
Net Assets:      Total decrease in net assets .........................................         (52,976,326)        (142,689,560)
                 Beginning of period ..................................................         178,276,414          320,965,974
                                                                                              -------------        -------------
                 End of period* .......................................................       $ 125,300,088        $ 178,276,414
                                                                                              =============        =============
================================================================================================================================
                *Accumulated investment loss--net .....................................       $    (656,669)       $    (139,005)
                                                                                              =============        =============
================================================================================================================================

      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                              Class A@@@
                                                                     ---------------------------------------------------------------
                                                                                                                           For the
                   The following per share data and ratios have                                                            Period
                   been derived from information provided in the     For the Six                 For the                 October 30,
MERRILL LYNCH      financial statements.                             Months Ended           Year Ended May 31,            1998+ to
PAN-EUROPEAN                                                         November 30,  ----------------------------------      May 31,
GROWTH FUND        Increase (Decrease) in Net Asset Value:              2002         2002         2001         2000         1999
====================================================================================================================================
Per Share          Net asset value, beginning of period ............  $   8.23     $   9.23     $  11.65     $ 10.31      $  10.00
Operating                                                             --------     --------     --------     -------      --------
Performance:       Investment income--net ..........................        --++@       .03++        .04++       .04++         .08
                   Realized and unrealized gain (loss) on
                   investments and foreign currency transactions
                   from the Portfolio--net .........................     (1.04)       (1.03)       (2.32)       1.51           .23
                                                                      --------     --------     --------     -------      --------
                   Total from investment operations ................     (1.04)       (1.00)       (2.28)       1.55           .31
                                                                      --------     --------     --------     -------      --------
                   Less dividends and distributions:
                      In excess of investment income--net ..........        --           --           --        (.10)           --
                      Realized gain on investments from the
                      Portfolio--net ...............................        --           --           --        (.11)           --
                      In excess of realized gain on investments
                      from the Portfolio--net ......................        --           --         (.14)         --            --
                                                                      --------     --------     --------     -------      --------
                   Total dividends and distributions ...............        --           --         (.14)       (.21)           --
                                                                      --------     --------     --------     -------      --------
                   Net asset value, end of period ..................  $   7.19     $   8.23     $   9.23     $ 11.65      $  10.31
                                                                      ========     ========     ========     =======      ========
==================================================================================================================================
Total Investment   Based on net asset value per share ..............   (12.64%)@@   (10.83%)     (19.73%)     14.99%         3.10%@@
Return:**                                                             ========     ========     ========     =======      ========
==================================================================================================================================
Ratios to Average  Expenses+++ .....................................     1.60%*       1.41%        1.29%       1.24%         1.41%*
Net Assets:                                                           ========     ========     ========     =======      ========
                   Investment income--net ..........................      .13%*        .34%         .37%        .36%         1.42%*
                                                                      ========     ========     ========     =======      ========
==================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ........  $ 10,169     $ 13,587     $ 24,382     $39,657      $ 39,781
Data:                                                                 ========     ========     ========     =======      ========
==================================================================================================================================

  *   Annualized.
 **   Total investment returns exclude the effects of sales charges.
  +   Commencement of operations.
 ++   Based on average shares outstanding.
+++   Includes the Fund's share of the Portfolio's allocated expenses.
  @   Amount is less than $.01 per share.
 @@   Aggregate total investment return.
@@@   Prior to May 1, 2002, Class A Shares were designated Class I Shares.

      See Notes to Financial Statements.


                                     8 & 9

                       Merrill Lynch Pan-European Growth Fund, November 30, 2002

FINANCIAL HIGHLIGHTS (concluded)

                                                                                                Class B
                                                                     ---------------------------------------------------------------
                                                                                                                           For the
                   The following per share data and ratios have                                                            Period
                   been derived from information provided in the     For the Six                 For the                 October 30,
MERRILL LYNCH      financial statements.                             Months Ended           Year Ended May 31,            1998+ to
PAN-EUROPEAN                                                         November 30,  ----------------------------------      May 31,
GROWTH FUND        Increase (Decrease) in Net Asset Value:              2002         2002         2001         2000         1999
====================================================================================================================================
Per Share          Net asset value, beginning of period ............  $   8.07     $   9.16     $  11.53     $  10.25     $  10.00
Operating                                                             --------     --------     --------     --------     --------
Performance:       Investment income (loss)--net ...................      (.03)++      (.06)++      (.07)++      (.08)++       .02
                   Realized and unrealized gain (loss) on
                   investments and foreign currency transactions
                   from the Portfolio--net .........................     (1.02)       (1.03)       (2.29)        1.50          .23
                                                                      --------     --------     --------     --------     --------
                   Total from investment operations ................     (1.05)       (1.09)       (2.36)        1.42          .25
                                                                      --------     --------     --------     --------     --------
                   Less dividends and distributions:
                      In excess of investment income--net ..........        --           --           --         (.03)          --
                      Realized gain on investments from the
                      Portfolio--net ...............................        --           --           --         (.11)          --
                      In excess of realized gain on investments
                      from the Portfolio--net ......................        --           --         (.01)          --           --
                                                                      --------     --------     --------     --------     --------
                   Total dividends and distributions ...............        --           --         (.01)        (.14)          --
                                                                      --------     --------     --------     --------     --------
                   Net asset value, end of period ..................  $   7.02     $   8.07     $   9.16     $  11.53     $  10.25
                                                                      ========     ========     ========     ========     ========
==================================================================================================================================
Total Investment   Based on net asset value per share ..............   (13.01%)@@   (11.90%)     (20.50%)      13.87%        2.50%@@
Return:**                                                             ========     ========     ========     ========     ========
==================================================================================================================================
Ratios to Average  Expenses+++ .....................................     2.64%*       2.44%        2.31%        2.26%        2.43%*
Net Assets:                                                           ========     ========     ========     ========     ========
                   Investment income (loss)--net ...................     (.90%)*      (.68%)       (.63%)       (.69%)        .36%*
                                                                      ========     ========     ========     ========     ========
==================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ........  $ 76,462     $109,737     $185,558     $288,124     $286,612
Data:                                                                 ========     ========     ========     ========     ========
==================================================================================================================================

                                                                                                Class C
                                                                     ---------------------------------------------------------------
                                                                                                                           For the
                   The following per share data and ratios have                                                            Period
                   been derived from information provided in the     For the Six                 For the                 October 30,
                   financial statements.                             Months Ended           Year Ended May 31,            1998+ to
                                                                     November 30,  ----------------------------------      May 31,
                   Increase (Decrease) in Net Asset Value:              2002         2002         2001         2000         1999
====================================================================================================================================
Per Share          Net asset value, beginning of period ............  $   8.08     $   9.16     $  11.53     $  10.25     $  10.00
Operating                                                             --------     --------     --------     --------     --------
Performance:       Investment income (loss)--net ...................      (.03)++      (.06)++      (.07)++      (.08)++       .02
                   Realized and unrealized gain (loss) on
                   investments and foreign currency transactions
                   from the Portfolio--net .........................     (1.02)       (1.02)       (2.30)        1.50          .23
                                                                      --------     --------     --------     --------     --------
                   Total from investment operations ................     (1.05)       (1.08)       (2.37)        1.42          .25
                                                                      --------     --------     --------     --------     --------
                   Less dividends and distributions:
                      In excess of investment income--net ..........        --           --           --         (.03)          --
                      Realized gain on investments from the
                      Portfolio--net ...............................        --           --           --         (.11)          --
                                                                      --------     --------     --------     --------     --------
                   Total dividends and distributions ...............        --           --           --         (.14)          --
                                                                      --------     --------     --------     --------     --------
                   Net asset value, end of period ..................  $   7.03     $   8.08     $   9.16     $  11.53     $  10.25
                                                                      ========     ========     ========     ========     ========
==================================================================================================================================
Total Investment   Based on net asset value per share ..............   (13.00%)@@   (11.79%)     (20.56%)      13.82%        2.50%@@
Return:**                                                             ========     ========     ========     ========     ========
==================================================================================================================================
Ratios to Average  Expenses+++ .....................................     2.65%*       2.44%        2.31%        2.26%        2.43%*
Net Assets:                                                           ========     ========     ========     ========     ========
                   Investment income (loss)--net ...................     (.91%)*      (.72%)       (.64%)       (.70%)        .35%*
                                                                      ========     ========     ========     ========     ========
==================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ........  $ 26,939     $ 38,263     $ 77,601     $127,779     $142,727
Data:                                                                 ========     ========     ========     ========     ========
==================================================================================================================================

                                                                                              Class D@@@
                                                                     ---------------------------------------------------------------
                                                                                                                           For the
                   The following per share data and ratios have                                                            Period
                   been derived from information provided in the     For the Six                 For the                 October 30,
                   financial statements.                             Months Ended           Year Ended May 31,            1998+ to
                                                                     November 30,  ----------------------------------      May 31,
                   Increase (Decrease) in Net Asset Value:              2002         2002         2001         2000         1999
====================================================================================================================================
Per Share          Net asset value, beginning of period ............  $   8.20     $   9.23     $  11.63     $ 10.30      $ 10.00
Operating                                                             --------     --------     --------     -------      -------
Performance:       Investment income (loss)--net ...................        --++@        --++@       .01++       .01++        .07
                   Realized and unrealized gain (loss) on
                   investments and foreign currency transactions
                   from the Portfolio--net .........................     (1.04)       (1.03)       (2.31)       1.51          .23
                                                                      --------     --------     --------     -------      -------
                   Total from investment operations ................     (1.04)       (1.03)       (2.30)       1.52          .30
                                                                      --------     --------     --------     -------      -------
                   Less dividends and distributions:
                      In excess of investment income--net ..........        --           --           --        (.08)          --
                      Realized gain on investments from the
                      Portfolio--net ...............................        --           --           --        (.11)          --
                      In excess of realized gain on investments
                      from the Portfolio--net ......................        --           --         (.10)         --           --
                                                                      --------     --------     --------     -------      -------
                   Total dividends and distributions ...............        --           --         (.10)       (.19)          --
                                                                      --------     --------     --------     -------      -------
                   Net asset value, end of period ..................  $   7.16     $   8.20     $   9.23     $ 11.63      $ 10.30
                                                                      ========     ========     ========     =======      =======
=================================================================================================================================
Total Investment   Based on net asset value per share ..............   (12.68%)@@   (11.16%)     (19.90%)     14.69%        3.00%@@
Return:**                                                             ========     ========     ========     =======      =======
=================================================================================================================================
Ratios to Average  Expenses+++ .....................................     1.85%*       1.66%        1.54%       1.49%        1.66%*
Net Assets:                                                           ========     ========     ========     =======      =======
                   Investment income (loss)--net ...................     (.12%)*       .05%         .12%        .08%        1.05%*
                                                                      ========     ========     ========     =======      =======
=================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ........  $ 11,730     $ 16,689     $ 33,425     $60,497      $83,316
Data:                                                                 ========     ========     ========     =======      =======
=================================================================================================================================

  *   Annualized.
 **   Total investment returns exclude the effects of sales charges.
  +   Commencement of operations.
 ++   Based on average shares outstanding.
+++   Includes the Fund's share of the Portfolio's allocated expenses.
  @   Amount is less than $.01 per share.
 @@   Aggregate total investment return.
@@@   Prior to May 1, 2002, Class D Shares were designated Class A Shares.

      See Notes to Financial Statements.


                                    10 & 11

                       Merrill Lynch Pan-European Growth Fund, November 30, 2002

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH PAN-EUROPEAN GROWTH FUND

1. Significant Accounting Policies:

Merrill Lynch Pan-European Growth Fund (the "Fund") (formerly Mercury Pan-European Growth Fund) is part of Mercury Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Mercury Master Pan-European Growth Portfolio (the "Portfolio") of Mercury Master Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The percentage of the Portfolio owned by the Fund at November 30, 2002 was 99.9%. The Fund offers four classes of shares. Class A and Class D Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class D expenditures). The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in
Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees--Prepaid registration fees are charged to expenses as the related shares are issued.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Dividends in excess of net investment income are due primarily to differing tax treatments for post-October losses.

(f) Investment transactions--Investment transactions in the Portfolio are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Corporation has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of ..25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Corporation has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                      Account       Distribution
                                                  Maintenance Fee        Fee
--------------------------------------------------------------------------------
Class B ........................................        .25%            .75%
Class C ........................................        .25%            .75%
Class D ........................................        .25%             --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, selected dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and selected dealers for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended November 30, 2002, FAMD earned underwriting discounts and direct commissions and Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., earned dealer concessions on sales of the Fund's Class D Shares as follows:

--------------------------------------------------------------------------------
                                                                FAMD      MLPF&S
--------------------------------------------------------------------------------
Class D ....................................................    $17        $344
--------------------------------------------------------------------------------

For the six months ended November 30, 2002, MLPF&S received contingent deferred sales charges of $355,970 and $170 relating to transactions in Class B and Class C Shares, respectively.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Corporation are officers and/or directors or trustees of the Trust, FAM, PSI, FAMD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Portfolio for the six months ended November 30, 2002 were $361,461 and $30,801,907, respectively.

4. Capital Share Transactions:

Net decrease in net assets derived from capital share transactions were $29,297,313 for the six months ended November 30, 2002 and $106,592,115 for the year ended May 31, 2002.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Six Months                                      Dollar
Ended November 30, 2002+                               Shares          Amount
-------------------------------------------------------------------------------
Shares sold ....................................       128,352     $    896,816
Shares redeemed ................................      (365,869)      (2,583,715)
                                                    ----------     ------------
Net decrease ...................................      (237,517)    $ (1,686,899)
                                                    ==========     ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended May 31, 2002+                                    Shares          Amount
-------------------------------------------------------------------------------
Shares sold ....................................       279,311     $  2,252,514
Shares redeemed ................................    (1,267,827)     (10,398,584)
                                                    ----------     ------------
Net decrease ...................................      (988,516)    $ (8,146,070)
                                                    ==========     ============
-------------------------------------------------------------------------------
+     Prior to May 1, 2002, Class A Shares were designated Class I Shares.


                                    12 & 13

                       Merrill Lynch Pan-European Growth Fund, November 30, 2002

NOTES TO FINANCIAL STATEMENTS (concluded)

MERRILL LYNCH PAN-EUROPEAN GROWTH FUND

-------------------------------------------------------------------------------
Class B Shares for the Six Months                                      Dollar
Ended November 30, 2002                                Shares          Amount
-------------------------------------------------------------------------------
Shares sold ....................................        60,016     $    417,453
Shares redeemed ................................    (2,762,429)     (19,065,753)
Automatic conversion of shares .................           (11)             (76)
                                                    ----------     ------------
Net decrease ...................................    (2,702,424)    $(18,648,376)
                                                    ==========     ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended May 31, 2002                                     Shares          Amount
-------------------------------------------------------------------------------
Shares sold ....................................       221,199     $  1,802,247
Shares redeemed ................................    (6,886,690)     (56,008,656)
Automatic conversion of shares .................        (6,561)         (53,472)
                                                    ----------     ------------
Net decrease ...................................    (6,672,052)    $(54,259,881)
                                                    ==========     ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class C Shares for the Six Months                                      Dollar
Ended November 30, 2002                                Shares          Amount
-------------------------------------------------------------------------------
Shares sold ....................................        15,820     $    109,827
Shares redeemed ................................      (917,434)      (6,312,250)
                                                    ----------     ------------
Net decrease ...................................      (901,614)    $ (6,202,423)
                                                    ==========     ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended May 31, 2002                                     Shares          Amount
-------------------------------------------------------------------------------
Shares sold ....................................     1,287,038     $ 10,663,815
Shares redeemed ................................    (5,018,423)     (41,229,821)
                                                    ----------     ------------
Net decrease ...................................    (3,731,385)    $(30,566,006)
                                                    ==========     ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Six Months                                      Dollar
Ended November 30, 2002+                               Shares          Amount
-------------------------------------------------------------------------------
Shares sold ....................................        26,548     $    181,737
Automatic conversion of shares .................            11               76
                                                    ----------     ------------
Total issued ...................................        26,559          181,813
Shares redeemed ................................      (423,302)      (2,941,428)
                                                    ----------     ------------
Net decrease ...................................      (396,743)    $ (2,759,615)
                                                    ==========     ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Year                                            Dollar
Ended May 31, 2002+                                    Shares          Amount
-------------------------------------------------------------------------------
Shares sold ....................................     5,090,200     $ 42,644,551
Automatic conversion of shares .................         6,458           53,472
                                                    ----------     ------------
Total issued ...................................     5,096,658       42,698,023
Shares redeemed ................................    (6,683,524)     (56,318,181)
                                                    ----------     ------------
Net decrease ...................................    (1,586,866)    $(13,620,158)
                                                    ==========     ============
-------------------------------------------------------------------------------
+     Prior to May 1, 2002, Class D Shares were designated Class A Shares.

5. Capital Loss Carryforward:

On May 31, 2002, the Fund had a net capital loss carryforward of $34,839,437, of which $2,492,476 expires in 2009 and $32,346,961 expires in 2010. This amount will be available to offset like amounts of any future taxable gains.

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

                         Mercury Master Pan-European Growth Portfolio
                         ===========================================================================================================
                                             Shares                                                                       Percent of
INDUSTRY*                Countries            Held                         Investments                         Value      Net Assets
====================================================================================================================================
Automobiles              Germany             38,603    Bayerische Motoren Werke (BMW) AG                   $  1,317,198         1.0%
                                              4,469    Porsche AG (Preferred)                                 2,076,170         1.7
                         -----------------------------------------------------------------------------------------------------------
                                                       Total Investments in Automobiles
                                                       (Cost--$3,012,322)                                     3,393,368         2.7
====================================================================================================================================
Banks                    Belgium             50,000    Dexia                                                    612,299         0.5
                         -----------------------------------------------------------------------------------------------------------
                         France              29,179    BNP Paribas SA                                         1,190,118         1.0
                                             10,891    Credit Lyonnais                                          544,427         0.4
                                                                                                           ------------        ----
                                                                                                              1,734,545         1.4
                         -----------------------------------------------------------------------------------------------------------
                         Ireland            278,000    Anglo Irish Bank Corporation PLC                       1,908,225         1.5
                         -----------------------------------------------------------------------------------------------------------
                         Italy              487,000    Banca Intesa SpA                                         775,148         0.6
                                            125,000    Banco Popolare di Verona e Novara Scrl                 1,386,503         1.1
                                            651,000    Unicredito Italiano SpA                                2,596,935         2.1
                                                                                                           ------------        ----
                                                                                                              4,758,586         3.8
                         -----------------------------------------------------------------------------------------------------------
                         Spain              128,500    Banco Bilbao Vizcaya, SA                               1,340,956         1.1
                         -----------------------------------------------------------------------------------------------------------
                         Switzerland         87,297    Credit Suisse Group                                    2,053,839         1.6
                                              2,926    Julius Baer Holding Ltd. 'B'                             771,246         0.6
                                             50,000    UBS AG (Registered Shares)                             2,519,550         2.0
                                                                                                           ------------        ----
                                                                                                              5,344,635         4.2
                         -----------------------------------------------------------------------------------------------------------
                         United Kingdom     299,462    HSBC Holdings PLC                                      3,552,967         2.8
                                            145,900    Royal Bank of Scotland Group PLC                       3,741,296         3.0
                                                                                                           ------------        ----
                                                                                                              7,294,263         5.8
                         -----------------------------------------------------------------------------------------------------------
                                                       Total Investments in Banks (Cost--$21,126,385)        22,993,509        18.3
====================================================================================================================================
Beverages                France              10,000    Pernod Ricard                                            899,797         0.7
                         -----------------------------------------------------------------------------------------------------------
                         United Kingdom     199,000    Diageo PLC                                             2,073,067         1.7
                         -----------------------------------------------------------------------------------------------------------
                                                       Total Investments in Beverages (Cost--$2,956,655)      2,972,864         2.4
====================================================================================================================================
Chemicals                Switzerland          3,013    Givaudan (Registered Shares)                           1,253,216         1.0
                         -----------------------------------------------------------------------------------------------------------
                                                       Total Investments in Chemicals (Cost--$1,010,703)      1,253,216         1.0
====================================================================================================================================


                                    14 & 15

                       Merrill Lynch Pan-European Growth Fund, November 30, 2002

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                         Mercury Master Pan-European Growth Portfolio (continued)
                         ===========================================================================================================
                                             Shares                                                                       Percent of
INDUSTRY*                Countries            Held                         Investments                         Value      Net Assets
====================================================================================================================================
Commercial Services      Sweden              88,667    Securitas AB 'B'                                    $  1,344,862         1.1%
& Supplies               -----------------------------------------------------------------------------------------------------------
                         Switzerland         13,400    Adecco SA (Registered Shares)                            623,298         0.5
                         -----------------------------------------------------------------------------------------------------------
                         United Kingdom     340,000    Capita Group PLC                                       1,444,279         1.1
                                            265,000    Serco Group PLC                                          742,212         0.6
                                                                                                           ------------        ----
                                                                                                              2,186,491         1.7
                         -----------------------------------------------------------------------------------------------------------
                                                       Total Investments in Commercial Services &
                                                       Supplies (Cost--$3,948,308)                            4,154,651         3.3
====================================================================================================================================
Communications           Finland            247,868    Nokia Oyj (Series A)                                   4,783,634         3.8
Equipment                -----------------------------------------------------------------------------------------------------------
                                                       Total Investments in Communications Equipment
                                                       (Cost--$3,187,461)                                     4,783,634         3.8
====================================================================================================================================
Diversified Financials   Belgium             69,300    Fortis                                                 1,227,126         1.0
                         -----------------------------------------------------------------------------------------------------------
                         Netherlands         51,104    ING Groep NV                                             973,553         0.8
                         -----------------------------------------------------------------------------------------------------------
                         United Kingdom     138,000    Amvescap PLC                                           1,017,810         0.8
                         -----------------------------------------------------------------------------------------------------------
                                                       Total Investments in Diversified Financials
                                                       (Cost--$4,617,397)                                     3,218,489         2.6
====================================================================================================================================
Diversified              Italy              234,000    Telecom Italia SpA (Registered Shares)                 1,261,685         1.0
Telecommunication        -----------------------------------------------------------------------------------------------------------
Services                 Spain              144,261   +Telefonica SA                                          1,469,551         1.2
                         -----------------------------------------------------------------------------------------------------------
                                                       Total Investments in Diversified
                                                       Telecommunication Services (Cost--$2,828,023)          2,731,236         2.2
====================================================================================================================================
Food & Drug Retailing    United Kingdom     283,360    Tesco PLC                                                895,044         0.7
                         -----------------------------------------------------------------------------------------------------------
                                                       Total Investments in Food & Drug Retailing
                                                       (Cost--$751,805)                                         895,044         0.7
====================================================================================================================================
Food Products            Switzerland         17,186    Nestle SA (Registered Shares)                          3,475,664         2.8
                         -----------------------------------------------------------------------------------------------------------
                         United Kingdom     257,000    Unilever PLC                                           2,289,382         1.8
                         -----------------------------------------------------------------------------------------------------------
                                                       Total Investments in Food Products
                                                       (Cost--$5,886,359)                                     5,765,046         4.6
====================================================================================================================================
Gas Utilities            United Kingdom     334,000    BG Group PLC                                           1,257,684         1.0
                                            450,000    Centrica PLC                                           1,183,338         0.9
                         -----------------------------------------------------------------------------------------------------------
                                                       Total Investments in Gas Utilities
                                                       (Cost--$2,434,168)                                     2,441,022         1.9
====================================================================================================================================
Health Care Equipment    France              26,700    Essilor International SA                               1,062,978         0.8
& Supplies               -----------------------------------------------------------------------------------------------------------
                                                       Total Investments in Health Care Equipment &
                                                       Supplies (Cost--$743,547)                              1,062,978         0.8
====================================================================================================================================
Hotels, Restaurants      France              67,797    Accor SA                                               2,376,067         1.9
& Leisure                -----------------------------------------------------------------------------------------------------------
                         United Kingdom     145,000    Compass Group PLC                                        711,831         0.6
                         -----------------------------------------------------------------------------------------------------------
                                                       Total Investments in Hotels, Restaurants & Leisure
                                                       (Cost--$3,335,061)                                     3,087,898         2.5
====================================================================================================================================
IT Consulting &          France             191,500    Altran Technologies SA                                 1,506,887         1.2
Services                 -----------------------------------------------------------------------------------------------------------
                                                       Total Investments in IT Consulting & Services
                                                       (Cost--$1,703,734)                                     1,506,887         1.2
====================================================================================================================================
Insurance                France             125,000    Axa                                                    2,008,253         1.6
                         -----------------------------------------------------------------------------------------------------------
                         Germany              9,536    Muenchener Rueckversicherungs-Gesellschaft AG
                                                       (Registered Shares)                                    1,329,046         1.0
                         -----------------------------------------------------------------------------------------------------------
                         Switzerland         26,200    Swiss Re (Registered Shares)                           1,960,496         1.6
                         -----------------------------------------------------------------------------------------------------------
                                                       Total Investments in Insurance (Cost--$6,265,408)      5,297,795         4.2
====================================================================================================================================
Machinery                Netherlands         27,500    IHC Caland NV                                          1,326,815         1.1
                         -----------------------------------------------------------------------------------------------------------
                         Sweden              80,000    Sandvik AB                                             1,928,211         1.5
                         -----------------------------------------------------------------------------------------------------------
                                                       Total Investments in Machinery (Cost--$3,153,593)      3,255,026         2.6
====================================================================================================================================
Media                    France              36,800    M6 Metropole Television                                  991,362         0.8
                                             58,000    Publicis SA                                            1,476,502         1.2
                                             86,414    Vivendi Universal SA                                   1,408,961         1.1
                                                                                                           ------------        ----
                                                                                                              3,876,825         3.1
                         -----------------------------------------------------------------------------------------------------------
                         Netherlands         45,113    VNU NV                                                 1,348,596         1.1
                         -----------------------------------------------------------------------------------------------------------
                                                       Total Investments in Media (Cost--$5,628,599)          5,225,421         4.2
====================================================================================================================================
Multiline Retail         France              17,500    Pinault-Printemps-Redoute SA                           1,549,401         1.2
                         -----------------------------------------------------------------------------------------------------------
                                                       Total Investments in Multiline Retail
                                                       (Cost--$1,200,906)                                     1,549,401         1.2
====================================================================================================================================
Oil & Gas                France              31,000    TotalFinaElf SA                                        4,166,322         3.3
                         -----------------------------------------------------------------------------------------------------------
                         United Kingdom     738,419    BP Amoco PLC                                           4,808,481         3.9
                                            891,623    Shell Transport & Trading Company                      5,785,314         4.6
                                                                                                           ------------        ----
                                                                                                             10,593,795         8.5
                         -----------------------------------------------------------------------------------------------------------
                                                       Total Investments in Oil & Gas (Cost--$13,409,325)    14,760,117        11.8
====================================================================================================================================
Personal Products        France              19,000    L'Oreal SA                                             1,356,161         1.1
                         -----------------------------------------------------------------------------------------------------------
                                                       Total Investments in Personal Products
                                                       (Cost--$1,189,856)                                     1,356,161         1.1
====================================================================================================================================
Pharmaceuticals          Denmark             43,100    Novo Nordisk A/S 'B'                                   1,327,913         1.1
                         -----------------------------------------------------------------------------------------------------------
                         France              14,837    Sanofi-Synthelabo SA                                     876,735         0.7
                         -----------------------------------------------------------------------------------------------------------
                         Switzerland         97,072    Novartis AG (Registered Shares)                        3,612,225         2.9
                                             34,300    Roche Holding AG                                       2,439,430         1.9
                                                                                                           ------------        ----
                                                                                                              6,051,655         4.8
                         -----------------------------------------------------------------------------------------------------------
                         United Kingdom      56,756    AstraZeneca Group PLC                                  2,160,120         1.7
                                            259,883    GlaxoSmithKline PLC                                    4,864,667         3.9
                                                                                                           ------------        ----
                                                                                                              7,024,787         5.6
                         -----------------------------------------------------------------------------------------------------------
                                                       Total Investments in Pharmaceuticals
                                                       (Cost--$17,653,838)                                   15,281,090        12.2
====================================================================================================================================


                                    16 & 17

                       Merrill Lynch Pan-European Growth Fund, November 30, 2002

SCHEDULE OF INVESTMENTS (concluded)                            (in U.S. dollars)

                         Mercury Master Pan-European Growth Portfolio (concluded)
                         ===========================================================================================================
                                             Shares                                                                       Percent of
INDUSTRY*                Countries            Held                         Investments                         Value      Net Assets
====================================================================================================================================
Software                 France              40,500    Dassault Systemes SA                                $  1,145,831         0.9%
                         -----------------------------------------------------------------------------------------------------------
                         Germany             29,568    SAP AG (Systeme, Anwendungen, Produkte in der
                                                       Datenverarbeitung)                                     2,611,985         2.1
                         -----------------------------------------------------------------------------------------------------------
                                                       Total Investments in Software (Cost--$5,646,703)       3,757,816         3.0
====================================================================================================================================
Specialty Retail         Spain               27,800    Industria de Disenso Textil, SA                          677,282         0.6
                         -----------------------------------------------------------------------------------------------------------
                         United Kingdom     846,758    Signet Group PLC                                       1,149,567         0.9
                         -----------------------------------------------------------------------------------------------------------
                                                       Total Investments in Specialty Retail
                                                       (Cost--$1,567,989)                                     1,826,849         1.5
====================================================================================================================================
Textiles, Apparel &      Germany             15,900    Adidas-Salomon AG                                      1,312,837         1.1
Luxury Goods             -----------------------------------------------------------------------------------------------------------
                         Italy               13,453    Gucci Group (NY Registered Shares)                     1,212,115         1.0
                                             19,700    Tod's SpA                                                679,055         0.5
                                                                                                           ------------       -----
                                                                                                              1,891,170         1.5
                         -----------------------------------------------------------------------------------------------------------
                                                       Total Investments in Textiles, Apparel & Luxury
                                                       Goods (Cost--$2,955,581)                               3,204,007         2.6
====================================================================================================================================
Tobacco                  Spain               51,000    Altadis                                                1,024,842         0.8
                         -----------------------------------------------------------------------------------------------------------
                         Sweden              85,000    Swedish Match AB                                         576,643         0.5
                         -----------------------------------------------------------------------------------------------------------
                                                       Total Investments in Tobacco (Cost--$1,577,284)        1,601,485         1.3
====================================================================================================================================
Wireless                 France             102,872   +Orange SA                                                782,879         0.6
Telecommunication        -----------------------------------------------------------------------------------------------------------
Services                 Italy              200,000    Telecom Italia Mobile (TIM) SpA                        1,032,602         0.8
                         -----------------------------------------------------------------------------------------------------------
                         United Kingdom   3,086,964    Vodafone Group PLC                                     5,860,046         4.7
                         -----------------------------------------------------------------------------------------------------------
                                                       Total Investments in Wireless Telecommunication
                                                       Services (Cost--$6,929,110)                            7,675,527         6.1
====================================================================================================================================
                         Total Investments (Cost--$124,720,120)                                             125,050,537        99.8
                         Other Assets Less Liabilities                                                          283,810         0.2
                                                                                                           ------------       -----
                         Net Assets                                                                        $125,334,347       100.0%
                                                                                                           ============       =====
====================================================================================================================================

* For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
+     Non-income producing security.

      See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

MERCURY MASTER
PAN-EUROPEAN
GROWTH PORTFOLIO   As of November 30, 2002
=====================================================================================================================
Assets:            Investments, at value (including securities loaned of $1,736,442)
                   (identified cost--$124,720,120) ....................................                  $125,050,537
                   Investments held as collateral for loaned securities, at value .....                     1,806,401
                   Foreign cash .......................................................                         4,995
                   Receivables:
                     Dividends ........................................................    $2,102,048
                     Securities sold ..................................................     1,611,469
                     Loaned securities income .........................................           951
                     Contributions ....................................................           742       3,715,210
                                                                                           ----------
                   Prepaid expenses ...................................................                           956
                                                                                                         ------------
                   Total assets .......................................................                   130,578,099
                                                                                                         ------------
=====================================================================================================================
Liabilities:       Collateral on securities loaned, at value ..........................                     1,806,401
                   Payables:
                     Securities purchased .............................................     1,685,007
                     Custodian bank ...................................................     1,396,718
                     Withdrawals ......................................................       267,266
                     Investment adviser ...............................................        71,606       3,420,597
                                                                                           ----------
                   Accrued expenses and other liabilities .............................                        16,754
                                                                                                         ------------
                   Total liabilities ..................................................                     5,243,752
                                                                                                         ------------
=====================================================================================================================
Net Assets:        Net assets .........................................................                  $125,334,347
                                                                                                         ============
=====================================================================================================================
Net Assets         Investors' capital .................................................                  $124,912,020
Consist of:        Unrealized appreciation on investments and foreign currency
                   transactions--net ..................................................                       422,327
                                                                                                         ------------
                   Net assets .........................................................                  $125,334,347
                                                                                                         ============
=====================================================================================================================

      See Notes to Financial Statements.


                                    18 & 19

                       Merrill Lynch Pan-European Growth Fund, November 30, 2002

STATEMENT OF OPERATIONS

MERCURY MASTER
PAN-EUROPEAN
GROWTH PORTFOLIO        For the Six Months Ended November 30, 2002
=================================================================================================================
Investment Income:      Dividends (net of $134,098 foreign withholding tax) ....                     $  1,178,445
                        Securities lending--net ................................                           16,794
                        Interest ...............................................                              881
                                                                                                     ------------
                        Total income ...........................................                        1,196,120
                                                                                                     ------------
=================================================================================================================
Expenses:               Investment advisory fees ...............................    $    517,751
                        Custodian fees .........................................          59,527
                        Accounting services ....................................          49,745
                        Professional fees ......................................          30,004
                        Trustees' fees and expenses ............................          15,097
                        Pricing fees ...........................................           1,471
                        Printing and shareholder reports .......................           1,101
                        Other ..................................................           2,819
                                                                                    ------------
                        Total expenses .........................................                          677,515
                                                                                                     ------------
                        Investment income--net .................................                          518,605
                                                                                                     ------------
=================================================================================================================
Realized &              Realized gain (loss) from:
Unrealized Gain (Loss)    Investments--net .....................................     (12,036,515)
On Investments &          Foreign currency transactions--net ...................          25,719      (12,010,796)
Foreign Currency                                                                    ------------
Transactions -- Net:    Change in unrealized appreciation/depreciation on:
                          Investments--net .....................................     (11,251,595)
                          Foreign currency transactions--net ...................         101,029      (11,150,566)
                                                                                    ------------     ------------
                        Total realized and unrealized loss on investments and
                        foreign currency transactions--net .....................                      (23,161,362)
                                                                                                     ------------
                        Net Decrease in Net Assets Resulting from Operations ...                     $(22,642,757)
                                                                                                     ============
=================================================================================================================

      See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                  For the Six             For the
MERCURY MASTER                                                                                    Months Ended          Year Ended
PAN-EUROPEAN                                                                                      November 30,            May 31,
GROWTH PORTFOLIO    Decrease in Net Assets:                                                           2002                  2002
===================================================================================================================================
Operations:         Investment income--net ...............................................       $     518,605        $   1,916,217
                    Realized loss on investments and foreign currency transactions--net ..         (12,010,796)         (46,890,311)
                    Change in unrealized appreciation/depreciation on investments and
                    foreign currency transactions--net ...................................         (11,150,566)          12,039,515
                                                                                                 -------------        -------------
                    Net decrease in net assets resulting from operations .................         (22,642,757)         (32,934,579)
                                                                                                 -------------        -------------
===================================================================================================================================
Capital             Proceeds from contributions ..........................................             361,461           57,419,141
Transactions:       Fair value of withdrawals ............................................         (30,801,907)        (167,334,797)
                                                                                                 -------------        -------------
                    Net decrease in net assets derived from capital transactions .........         (30,440,446)        (109,915,656)
                                                                                                 -------------        -------------
===================================================================================================================================
Net Assets:         Total decrease in net assets .........................................         (53,083,203)        (142,850,235)
                    Beginning of period ..................................................         178,417,550          321,267,785
                                                                                                 -------------        -------------
                    End of period ........................................................       $ 125,334,347        $ 178,417,550
                                                                                                 =============        =============
===================================================================================================================================

      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                                                       For the
                                                                                                                       Period
                                                                       For the Six                                    Oct. 30,
MERCURY MASTER                                                         Months Ended     For the Year Ended May 31,    1998+ to
PAN-EUROPEAN        The following ratios have been derived from          Nov. 30,     -----------------------------   May 31,
GROWTH PORTFOLIO    information provided in the financial statements.      2002          2002      2001      2000       1999
==============================================================================================================================
Total Investment                                                         (11.82%)++    (10.16%)        --        --         --
Return:**                                                               ========      ========   ========  ========   ========
==============================================================================================================================
Ratios to Average   Expenses ........................................       .98%*         .92%       .88%      .86%       .89%*
Net Assets:                                                             ========      ========   ========  ========   ========
                    Investment income--net ..........................       .75%*         .83%       .79%      .71%      1.88%*
                                                                        ========      ========   ========  ========   ========
==============================================================================================================================
Supplemental        Net assets, end of period (in thousands) ........   $125,334      $178,418   $321,268  $516,645   $553,197
Data:                                                                   ========      ========   ========  ========   ========
                    Portfolio turnover ..............................     30.43%        33.45%     42.67%    55.61%     18.95%
                                                                        ========      ========   ========  ========   ========
==============================================================================================================================

 *    Annualized.
** Total return is required to be disclosed for the fiscal years beginning after December 15, 2000.
 +    Commencement of operations.
++    Aggregate total investment return.

      See Notes to Financial Statements.


                                    20 & 21

                       Merrill Lynch Pan-European Growth Fund, November 30, 2002

NOTES TO FINANCIAL STATEMENTS

MERCURY MASTER PAN-EUROPEAN GROWTH PORTFOLIO

1. Significant Accounting Policies:

Mercury Master Pan-European Growth Portfolio (the "Portfolio") is part of Mercury Master Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Portfolio, subject to certain limitations. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Portfolio may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts--The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures--The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass through" entity, the Portfolio pays no income dividends or capital gains distributions. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends and capital gains at various rates. It is intended that the Portfolio's assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Securities lending--The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Where the Portfolio receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Portfolio typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Portfolio receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Portfolio may pay reasonable finder's, lending


                                    22 & 23

                       Merrill Lynch Pan-European Growth Fund, November 30, 2002

NOTES TO FINANCIAL STATEMENTS (concluded)

MERCURY MASTER PAN-EUROPEAN GROWTH PORTFOLIO

agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers International Limited ("MLIMIL"), an affiliate of Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

MLIMIL is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee based upon the average daily value of the Portfolio's net assets at the following annual rates: .75% of the Portfolio's average daily net assets not exceeding $500 million and .70% of average daily net assets in excess of $500 million. The Trust has entered into a Sub-Advisory Agreement with FAM with respect to the Portfolio, pursuant to which FAM provides investment advisory services with respect to the Portfolio's daily cash assets. MLIMIL has agreed to pay FAM a fee in an amount to be determined from time to time by both parties but in no event in excess of the amount that MLIMIL actually receives for providing services to the Trust pursuant to the Investment Advisory Agreement.

The Portfolio has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. As of November 30, 2002, the Portfolio lent securities with a value of $590,165 to MLPF&S. Pursuant to that order, the Portfolio also has retained QA Advisors, LLC ("QA Advisors"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. QA Advisors may, on behalf of the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by QA Advisors or in registered money market funds advised by FAM or its affiliates. As of November 30, 2002, cash collateral of $812,881 was invested in the Money Market Series of the Merrill Lynch Liquidity Series, LLC and $993,520 was invested in the Merrill Lynch Premier Institutional Fund. For the six months ended November 30, 2002, QA Advisors received $8,417 in securities lending agent fees.

For the six months ended November 30, 2002, the Fund reimbursed FAM $1,937 for certain accounting services.

In addition, MLPF&S, received $3,306 in commissions on the execution of portfolio security transactions for the Portfolio for the six months ended November 30, 2002.

Certain officers and/or trustees of the Trust are officers and/or directors of MLIMIL, FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2002, were $42,729,055 and $70,450,993, respectively.

Net realized gains (losses) for the six months ended November 30, 2002 and net unrealized gains as of November 30, 2002 were as follows:

--------------------------------------------------------------------------------
                                                      Realized        Unrealized
                                                   Gains (Losses)        Gains
--------------------------------------------------------------------------------
Long-term investments .......................       $(12,036,515)      $330,417
Foreign currency transactions ...............             25,719         91,910
                                                    ------------       --------
Total .......................................       $(12,010,796)      $422,327
                                                    ============       ========
--------------------------------------------------------------------------------

As of November 30, 2002, net unrealized depreciation for Federal income tax purposes aggregated $15,002, of which $11,561,625 related to appreciated securities and $11,576,627 related to depreciated securities. At November 30, 2002, the aggregate cost of investments for Federal income tax purposes was $125,065,539.

4. Commitments:

At November 30, 2002, the Fund had entered into foreign exchange contracts under which it had agreed to purchase and sell various foreign currencies with approximate values of $827,000 and $120,000, respectively.

5. Short-Term Borrowings:

The Portfolio, along with certain other funds managed by MLIMIL and its affiliates, is a party to a credit agreement with Bank One, N.A. and certain other lenders. Effective November 29, 2002, in conjunction with the renewal for one year at the same terms, the total commitment was reduced from $1,000,000,000 to $500,000,000. The Portfolio may borrow under the credit agreement to fund investors' withdrawals and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of .09% per annum based on the Portfolio's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Portfolio did not borrow under the credit agreement during the six months ended November 30, 2002.


                                    24 & 25

                       Merrill Lynch Pan-European Growth Fund, November 30, 2002

INDUSTRY WEIGHTINGS

==================================================================================================================================
Fund Weightings
Relative to the                                                                                  Portfolio      Index    Portfolio
MSCI Europe Index   Sector                      Industry*                                        Allocation  Allocation  vs Index
As of 11/30/02      --------------------------------------------------------------------------------------------------------------
                    Consumer Discretionary      Auto Components                                      0.0%        0.3%      -0.3
                                                Automobiles                                          2.7         1.7        1.0
                                                Hotels, Restaurants & Leisure                        2.5         1.2        1.3
                                                Household Durables                                   0.0         1.1       -1.1
                                                Internet & Catalog Retail                            0.0         0.2       -0.2
                                                Leisure Equipment & Products                         0.0         0.1       -0.1
                                                Media                                                4.2         3.2        1.0
                                                Multiline Retail                                     1.2         0.7        0.5
                                                Specialty Retail                                     1.5         0.9        0.6
                                                Textiles, Apparel & Luxury Goods                     2.6         0.8        1.8
                    -------------------------------------------------------------------------------------------------------------
                                                Total Consumer Discretionary                        14.7        10.2        4.5
                    =============================================================================================================
                    Consumer Staples            Beverages                                            2.4         1.7        0.7
                                                Food & Drug Retailing                                0.7         2.0       -1.3
                                                Food Products                                        4.6         4.5        0.1
                                                Household Products                                   0.0         0.3       -0.3
                                                Personal Products                                    1.1         0.7        0.4
                                                Tobacco                                              1.3         0.9        0.4
                    -------------------------------------------------------------------------------------------------------------
                                                Total Consumer Staples                              10.1        10.1        0.0
                    =============================================================================================================
                    Energy                      Energy Equipment & Services                          0.0         0.1       -0.1
                                                Oil & Gas                                           11.8        12.0       -0.2
                    -------------------------------------------------------------------------------------------------------------
                                                Total Energy                                        11.8        12.1       -0.3
                    =============================================================================================================
                    Financials                  Banks                                               18.3        17.9        0.4
                                                Diversified Financials                               2.6         2.1        0.5
                                                Insurance                                            4.2         5.1       -0.9
                                                Real Estate                                          0.0         0.6       -0.6
                    -------------------------------------------------------------------------------------------------------------
                                                Total Financials                                    25.1        25.7       -0.6
                    =============================================================================================================
                    Health Care                 Biotechnology                                        0.0         0.2       -0.2
                                                Health Care Equipment & Supplies                     0.8         0.7        0.1
                                                Health Care Providers & Services                     0.0         0.1       -0.1
                                                Pharmaceuticals                                     12.2        10.9        1.3
                    -------------------------------------------------------------------------------------------------------------
                                                Total Health Care                                   13.0        11.9        1.1
                    =============================================================================================================
                    Industrials                 Aerospace & Defense                                  0.0         0.4       -0.4
                                                Air Freight & Couriers                               0.0         0.4       -0.4
                                                Airlines                                             0.0         0.2       -0.2
                                                Building Products                                    0.0         0.4       -0.4
                                                Commercial Services & Supplies                       3.3         1.0        2.3
                                                Construction & Engineering                           0.0         0.4       -0.4
                                                Electrical Equipment                                 0.0         0.5       -0.5
                                                Industrial Conglomerates                             0.0         1.2       -1.2
                                                Machinery                                            2.6         0.9        1.7
                                                Marine                                               0.0         0.2       -0.2
                                                Road & Rail                                          0.0         0.1       -0.1
                                                Trading Companies & Distributors                     0.0         0.2       -0.2
                                                Transportation Infrastructure                        0.0         0.7       -0.7
                    -------------------------------------------------------------------------------------------------------------
                                                Total Industrials                                    5.9         6.6       -0.7
                    =============================================================================================================
                    Information Technology      Communications Equipment                             3.8         2.9        0.9
                                                Electronic Equipment & Instruments                   0.0         0.1       -0.1
                                                Internet Software & Services                         0.0         0.1       -0.1
                                                IT Consulting & Services                             1.2         0.2        1.0
                                                Semiconductor Equipment & Products                   0.0         0.7       -0.7
                                                Software                                             3.0         0.7        2.3
                    -------------------------------------------------------------------------------------------------------------
                                                Total Information Technology                         8.0         4.7        3.3
                    =============================================================================================================
                    Materials                   Chemicals                                            1.0         2.4       -1.4
                                                Construction Materials                               0.0         0.9       -0.9
                                                Containers & Packaging                               0.0         0.1       -0.1
                                                Metals & Mining                                      0.0         1.4       -1.4
                                                Paper & Forest Products                              0.0         0.7       -0.7
                    -------------------------------------------------------------------------------------------------------------
                                                Total Materials                                      1.0         5.5       -4.5
                    =============================================================================================================
                    Telecommunication Services  Diversified Telecommunication Services               2.2         4.8       -2.6
                                                Wireless Telecommunication Services                  6.1         4.0        2.1
                    -------------------------------------------------------------------------------------------------------------
                                                Total Telecommunication Services                     8.3         8.8       -0.5
                    =============================================================================================================
                    Utilities                   Electric Utilities                                   0.0         2.3       -2.3
                                                Gas Utilities                                        1.9         0.5        1.4
                                                Multi-Utilities and Unregulated Power                0.0         1.4       -1.4
                                                Water Utilities                                      0.0         0.2       -0.2
                    -------------------------------------------------------------------------------------------------------------
                                                Total Utilities                                      1.9         4.4       -2.5
                    =============================================================================================================
                    Cash/Cash Equivalent                                                             0.2         0.0        0.2
                    =============================================================================================================
                    Total                                                                          100.0%      100.0%
                                                                                                   ======      ======
                    =============================================================================================================

* For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.


                                    26 & 27

[LOGO] Merrill Lynch  Investment Managers
                                                              [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Pan-European Growth Fund
of Mercury Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLE LOGO] Printed on post-consumer recycled paper             #MLPAN--11/02